Organization and Nature of Operations - Reorganization (Details)	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Leading Ideal HK | Chongqing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)				50.00%
Wheels Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Beijing Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Jiangsu XD
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Leading Ideal Automobile Sales & Services (Shanghai) Co., Ltd
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	80.00%	80.00%
Beijing CHJ | Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Ownership percent				50.00%
Chongqing Lixiang Automobile
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)			100.00%
Chongqing Lixiang Automobile | Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Ownership percent				50.00%